                  AH&H PARTNERS FUND LIMITED PARTNERSHIP
                        Report on Financial Statements
                   For three months ending September 30, 1997
                             (Unaudited)

                   AH&H PARTNERS FUND LIMITED PARTNERSHIP
                        Report on Financial Statements
                   For three months ending Sept. 30, 1997
                              (Unaudited)






                               CONTENTS

                                                            PAGE

          Investment Portfolio
          as of Sept. 30,1997 (Unaudited)                    3-4

          Statement of Assets and Liabilities
          as of Sept. 30,1997 (Unaudited)                     5

          Statement of Operations
          for three months ended Sept. 30, 1997
          (Unaudited)                                         6

          Statement of Changes in Net Assets
          for three months ended Sept. 30, 1997
          (Unaudited)                                         7

          Notes to Financial Statements                      8-9

                     AH&H PARTNERS FUND LIMITED PARTNERSHIP
                              Investment Portfolio
                              As of Sept. 30, 1997
                                   (Unaudited)


INDUSTRY & COMPANY                                 Shares     Value

EQUITY SECURITIES - COMMON STOCK     88.2%

    COMMUNICATIONS                   11.3%

      Alpha Industries                              20,000       $370,000
      Dynatech                                      48,500     $1,991,531
      Natural Microsystems Corp.                    60,000     $2,280,000

    CONSUMER - Electronics            7.6%

      CompUSA, Inc.                                 90,000     $3,150,000

    CONSUMER - General                7.7%

      A.T. Cross                                    60,100       $582,249
      Just for Feet                                 60,000       $948,750
      Party City                                    50,000     $1,312,500
      Safety First                                  62,000       $329,375

    CONTRACT MANUFACTURING            2.4%

      ACT Manufacturing Co.                         30,000       $997,500

     DIVERSIFIED INDUSTRIES           2.6%

      Nashua Corp.                                  95,000     $1,086,563

     ELECTRONIC COMPONENTS           15.9%

      CP Clare Corp.                               100,000     $1,975,000
      PCD, Inc.                                    106,500     $2,635,875
      Unitrode                                      26,500     $1,964,312

     ENERGY                           3.2%

      Energy Research Corp.                         93,000     $1,313,625

     FACTORY AUTOMATION               7.0%

      Concentra                                     150,000      $900,000
      Parametric Technology Corp.                    44,600    $1,967,975


     INTERNET                         5.8%

      CMG Information Services                       90,000    $2,216,250
      Lycos                                           5,625      $191,250



     The accompanying notes are an integral part of these financial statements.

                     AH&H PARTNERS FUND LIMITED PARTNERSHIP
                               Investment Portfolio
                               As of Sept. 30, 1997
                                   (Unaudited)

 INDUSTRY & COMPANY                              Shares       Value

  Equity Securities - Common Stock   88.2%

     MEDICAL                          5.3%
        Ascent Pediatrics                       153,846     $1,209,614
        IMNET Systems                            36,396       $978,143

     Natural Products                 5.9%
        AMBI                                    100,000       $250,000
        Opta Food Ingredients, Inc.             239,000     $1,493,750
        Weider Nutrition                         60,000       $690,000

     Semiconductors                   5.8%
        Aseco Corp.                             139,820     $2,394,417

     Software                         7.7%
        INSO Corp                                70,000       $875,000
        Xionics                                 133,200     $2,314,350

    Total Common Stock    (Cost $24,701,113)               $36,418,029


    PRIVATE HOLDINGS                  7.5%

       Advanced UroScience, Inc.                 275,000    $1,100,000
       Asymetrix Corp.                            52,307      $233,208
       Cerulean Technology                       255,546      $250,000
       Marathon Technologies                      52,083      $625,000
       Sys-Tech Solutions (Pfd. Stock - Ser A)     2,777      $277,700
       Sys-Tech Solutions (Pfd. Stock - Ser B)     1,020      $102,075
       Sys-Tech Solutions (Com. Stock)           149,965       $14,996
       Tier Technologies                          95,238      $500,000

    Total Private Holdings   (Cost $3,212,220)              $3,102,980


    CASH & EQUIVALENTS                  4.3%

        Fidelity Daily Money Market Fund                       $994,323
        Fidelity US Treasury Income Fund                       $789,767

     Total Cash & Equivalents (Cost $1,784,090)              $1,784,090



 TOTAL INVESTMENT PORTFOLIO             100%                 $41,305,099
          (Cost $29,697,423)

     The accompanying notes are an integral part of these financial  statements.
                                        4

                    AH&H PARTNERS FUND LIMITED PARTNERSHIP
                    Statement of Assets and Liabilities
                          As of Sept. 30, 1997
                                (Unaudited)



                                                         Quarter Ending
                                                         Sept. 30, 1997
                                                         --------------
ASSETS

  Investments at value (Cost Basis $30,003,610)            $41,611,286
  Cash                                                            $100
  Notes Receivable                                             $10,070
  Due from AH&H                                                $16,289

                                                          -------------

Total Assets                                                $41,637,745
                                                          -------------
                                                          -------------
LIABILITIES

  Accrued Management Fees                                      $101,413
  Accrued Capital Withdrawals                                  $905,246
  Accrued BOD Fees                                               $2,500
  Payable to AH&H for Investments Purchases                    $322,476
  Prepaid Q4'97 Contributions                                  $750,000
                                                           -------------

Total Liabilities                                            $2,081,635
                                                          -------------

NET ASSETS                                                  $39,556,110
                                                          -------------
                                                          -------------


     The accompanying notes are an integral part of these financial statements.

                      AH&H PARTNERS FUND LIMITED PARTNERSHIP
                           Statement of Operations
                      For three months ending Sept. 30, 1997
                                 (Unaudited)



                                                        Quarter Ending
                                                        Sept. 30, 1997
                                                       ----------------
    INVESTMENT INCOME

      Income:
         Dividends                                          $15,015
         Interest                                               $70
                                                       ----------------
      Total Income                                          $15,085

      Expenses:
         Management Fees                                   $101,413
         Other expenses                                      $4,916
                                                       ---------------
      Total expenses                                       $106,329

     Net investment loss                                   ($91,244)
                                                       ---------------
                                                       ---------------

   NET REALIZED & UNREALIZED GAIN(LOSS)
     Net realized loss                                     ($126,638)

     Net unrealized appreciation                          $5,893,041

     Net gain on investments                              $5,766,403
                                                        ---------------

     NET INCREASE IN NET ASSETS                           $5,675,159
                                                        ---------------
                                                        ---------------






     The accompanying notes are an integral part of these financial statements.

                     AH&H PARTNERS FUND LIMITED PARTNERSHIP
                       Statement of Changes in Net Assets
                   For three months ending Sept. 30, 1997
                                 (Unaudited)


                                                        Quarter Ending
                                                        Sept. 30, 1997
                                                       ------------------

   INCREASE IN NET ASSETS

      Operations:
        Net investment loss                                 ($91,244)
        Net realized Gain                                   $126,638
        Net unrealized depreciation                       $5,893,041
                                                       ----------------

   Net increase in net assets from operations             $5,675,159

   Contributions to capital                                 $520,000

   Withdrawals from capital                                ($905,246)
                                                       -----------------

   INCREASE IN NET ASSETS                                  $5,289,913

   Net assets at beginning of period                       $34,266,197

   NET ASSETS AT END OF PERIOD                             $39,556,110
                                                       -----------------
                                                       -----------------








     The accompanying notes are an integral part of these financial statements.

                     AH&H PARTNERS FUND LIMITED PARTNERSHIP
                          Notes to Financial Statements
                   For three months ending Sept. 30, 1997
                                 (Unaudited)




 1 - SIGNIFICANT ACCOUNTING POLICIES

    The AH&H Partners Fund Limited Partnership(the "Partnership")was organized June 8,1990 as a Massachusetts limited partnership and is registered with the Securities and Exchange Commission as a closed-end, non-diversified management investment company. The Agreement of Limited Partnership was amended and restated on September 13,1990, April 1,1992 and January 1,1996. The Partner-ship operates under the Investment Company Act of 1940(the "1940 Act") as an interval fund. The Partnership's interests are not registered under the Securities Act of 1933.

    Adams, Harkness & Hill, Inc., a Massachusetts Corporation, serves as Managing General Partner. The Managing General Partner must maintain a capital account balance equal to the lesser of 1% of the sum of all the positive capital account balances of all the Partners or the greater of $500,000 or 0.2% of the sum of the positive capital account balances of all the Partners.

    The policies described below are followed consistently by the Partner-ship in preparation of its financial statements in conformity with generally accepted accounting principles.

    Security Valuation

    Portfolio securities which are traded on U.S. stock exchanges are valued at the most recent sale price reported on the exchange on which the security is traded most extensively. If no sale occurred, the security is valued at the mean between the closing bid and asked prices. Securities for which market quotations are not readily available are valued at "fair value" as determined in good faith by the general partner.

    Securities Sold Short

    The Partnership is engaged in selling securities short, which obligates the Partnership to replace a security borrowed by purchas-ing the same security at current market value. The Partnership would incur a loss if the price of the security increases between the date of the short sale and the date on which the Partnership replaces the borrowed security. The Partnership would realize a gain if the price of the security declines between those dates.

    Securities Transactions and Investment Income

    Securities transactions are recorded on a trade-date basis. Securities gains or losses are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, includ-ing original issue discount, where applicable, is recorded on an accrual basis, except for bonds trading "flat", in which case interest is recorded when received.

                      AH&H PARTNERS FUND LIMITED PARTNERSHIP
                           Notes to Financial Statements
                       For three months ending Sept. 30, 1997
                                   (Unaudited)




 1 - SIGNIFICANT ACCOUNTING POLICIES (Continued)

      Federal and State Income Taxes

    No federal or state income tax is imposed on the Partnership as an entity. The Partnership's income, gains, losses, deductions and credits flow through to the Partners. Each partner must include his or her share of partnership income in his or her tax returns.


 2 - INVESTMENT ADVISORY AGREEMENTS & TRANSACTIONS WITH AFFILIATED PERSONS

    The Partnership has an investment advisory agreement with the Managing General Partner. Certain individuals who are executive officers and directors of the Managing General Partner are also Limited Partners of the Partnership.

    For the three months ended Sept. 30, 1997, the Managing
    General Partner received fees of $101,413 for investment and advisory services under the agreement. The fee is paid quarterly with an annual fee basis of 1%. In addition, the Partnership Agreement provides for a performance allocation from the Limited Partners to the General Partner, equal to 15% of the return which exceeds a cumulative 6% annual return. The performance allocation, if there is one, is determined after the close of the calendar year.


 3 - INVESTMENT TRANSACTIONS

    Purchases and proceeds from sales of investment securities (excluding short term investments) for the three months ended Sept. 30, 1997 aggregated $4,666,461 and $3,728,764 respectively.


 4 - SIGNIFICANT SUBSEQUENT EVENT

    The Partnership agreement provides for a Partnership termination date of December 31, 2050.